Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Information
Segment Information

Effective January 1, 2013, the Bank reorganized its internal reporting segments to better align services provided to customers. Based on this re-alignment, the Bank has determined that it has three primary business segments; its banking franchise, its insurance, risk management and employee benefits activities and its financial and investment advisory activities. The prior year segment information has not been restated because it is impracticable to do so based upon how product performance is now being accounted for within the accounting records. The activities of Workplace Health Solutions Inc. were merged into OneGroup as of January 1, 2013. Effective January 1, 2013, the activities of Oneida Wealth Management, Inc., (formally Benefit Consulting Group, Inc.) were divided into three functions of which one was transferred to the banking franchise as it represents services similar to trust services, one was transferred to OneGroup as it resembles services already provided by the entity and the financial and advisory services remained at Oneida Wealth Management, Inc. which was approved as a broker dealer by FINRA in April 2014. For the year ended December 31, 2014, the Bank's insurance, risk management and employee benefit activities consisted of those conducted through its wholly owned subsidiary, OneGroup. The Bank's financial and investment advisory activities consisted of those conducted through its wholly owned subsidiary Oneida Wealth Management, Inc.

Prior to January 1, 2013, the Bank determined that it had four primary business segments: its banking franchise, its insurance activities, its employee benefit consulting activities and risk management activities.  For the years ended December 31, 2012, the Bank’s insurance activities consisted of those conducted through its wholly owned subsidiary, OneGroup. The Bank’s benefit consulting activities consisted of those conducted through its wholly owned subsidiary, Oneida Wealth Management, Inc. The risk management activities consisted of those conducted through its wholly owned subsidiary, Workplace Health Solutions Inc.

Information about the Bank’s segments is presented in the following table for the periods indicated:

	2014
	Banking Activities	Insurance, Risk Management and Employee Benefit Activities	Financial/Investment Advisory Activities	Total

Net interest income	$19,922,394	$—	$—	$19,922,394
Provision for loan losses	500,000	—	—	500,000
Net interest income after provision for loan losses	19,422,394	—	—	19,422,394

Investment gains, net	1,287,851	—	—	1,287,851
Commissions and fees on sales of non-banking products	2,049,364	21,538,772	3,053,277	26,641,413
Non-interest income	5,412,945	—	—	5,412,945
Non-interest expenses	22,485,017	18,437,232	3,572,833	44,495,082
Depreciation and amortization	1,349,450	302,446	29,307	1,681,203
Income (loss) before income taxes	4,338,087	2,799,094	(548,863)	6,588,318
Income tax expense (benefit)	539,211	1,116,951	(195,546)	1,460,616
Net income (loss)	$3,798,876	$1,682,143	$(353,317)	$5,127,702

Total Assets	$771,950,765	$30,147,968	$4,518,875	$806,617,608

	2013
	Banking Activities	Insurance, Risk Management and Employee Benefit Activities	Financial/Investment Advisory Activities	Total

Net interest income	$19,800,189	$—	$—	$19,800,189
Provision for loan losses	500,000	—	—	500,000
Net interest income after provision for loan losses	19,300,189	—	—	19,300,189

Investment gains, net	2,419,653	—	—	2,419,653
Commissions and fees on sales of non-banking products	1,955,634	19,722,444	2,491,857	24,169,935
Non-interest income	5,037,203	—	—	5,037,203
Non-interest expenses	20,303,175	17,109,390	3,037,061	40,449,626
Depreciation and amortization	1,559,650	342,700	32,816	1,935,166
Income (loss) before income taxes	6,849,854	2,270,354	(578,020)	8,542,188
Income tax expense (benefit)	1,706,000	953,000	(203,000)	2,456,000
Net income (loss)	$5,143,854	$1,317,354	$(375,020)	$6,086,188

Total Assets	$712,724,012	$33,607,488	$5,037,520	$751,369,020

	2012
	Banking Activities	Insurance Activities	Benefit Consulting Activities	Risk Management Activities	Total

Net interest income	$19,592,463	$—	$—	$—	$19,592,463
Provision for loan losses	740,000	—	—	—	740,000
Net interest income after provision for loan losses	18,852,463	—	—	—	18,852,463
Investment gains, net	1,416,032	—	—	—	1,416,032
Impairment of other assets	(1,886,080)	—	—	—	(1,886,080)
Non-interest income	5,107,436	12,000,802	7,635,322	1,869,496	26,613,056
Non-interest expenses	17,727,007	9,921,563	5,903,445	1,787,835	35,339,850
Depreciation and amortization	1,549,317	163,263	85,126	2,497	1,800,203
Income before income taxes	4,213,527	1,915,976	1,646,751	79,164	7,855,418
Income tax expense	597,400	795,500	667,000	35,100	2,095,000
Net income	3,616,127	1,120,476	979,751	44,064	5,760,418

Total Assets	$656,728,776	$24,455,573	$8,079,227	$517,574	$689,781,150

The following represents a reconciliation of the Company’s reported segment assets to consolidated assets as of December 31:

	2014	2013

Total assets for reportable segments	$806,617,608	$751,369,020
Elimination of intercompany cash balances	(8,448,881)	(8,884,412)
Consolidated total	$798,168,727	$742,484,608